Income Tax: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2012	2011	2010

Current tax expense (benefit)	$ (1,822)	$ (1,628)	$ 404
Deferred tax expense	3,501	2,549	670

Total income tax expense (benefit)	$ 1,679	$ 921	$ 1,074